Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Disclosure of detailed information about financial instruments [line items]
Assets	$ 362	$ 307
Liabilities	(4,151)	(6,340)
Net	(3,789)	(6,033)
Non-current, Assets	132	291	[1]	$ 25
Non-current, Liabilities	(352)	(766)	[1]	(937)
Non-current, Net	(220)	(795)
Derivatives	230	16	[1]	458
Derivatives	(3,799)	(5,574)	[1]	$ (1,457)
Current derivative financial assets liabilities, net, Total	(3,569)	(5,238)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	112	191
Liabilities	(590)	(586)
Net	(478)	(395)
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	7	7
Liabilities	(9)	(3)
Net	(2)	4
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	18	9
Liabilities	(6)	(27)
Net	12	(18)
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	157	32
Liabilities	(175)	(489)
Net	(18)	(457)
Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets		20
Liabilities	(97)	(86)
Net	(97)	(66)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	15	23
Liabilities	(61)	(172)
Net	(46)	(149)
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	2
Liabilities	(2)	(8)
Net		(8)
Wheat futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	14	13
Liabilities	(9)	(11)
Net	5	2
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	13	8
Liabilities	(14)	(28)
Net	(1)	(20)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	17
Liabilities	(3,177)	(4,877)
Net	(3,160)	(4,877)
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	8	4
Liabilities	(11)	(54)
Net	$ (3)	$ (50)

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.